Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 663,254,000	$ (514,899,000)	$ 872,352,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	503,539,000	520,912,000	509,925,000
Goodwill and long-lived asset impairments	0	545,293,000	152,712,000
Lower of cost or market inventory valuation adjustment	(310,123,000)	78,499,000	(119,775,000)
Earnings of equity method investments, inclusive of distributions	0	1,084,000	(213,000)
Loss on early extinguishment of debt	0	25,915,000	0
Gain on sales-type leases	0	(33,834,000)	0
(Gain) loss on sale of assets	(89,765,000)	(201,000)	50,000
Deferred income taxes	128,570,000	(176,727,000)	78,666,000
Equity-based compensation expense	39,273,000	31,654,000	42,269,000
Change in fair value – derivative instruments	(34,096,000)	26,456,000	36,888,000
(Increase) decrease in current assets:
Accounts receivable	(614,407,000)	254,684,000	(150,437,000)
Inventories	(344,559,000)	230,142,000	91,599,000
Income taxes receivable	(6,415,000)	(85,442,000)	32,368,000
Prepayments and other	(18,672,000)	(2,541,000)	3,633,000
Increase (decrease) in current liabilities:
Accounts payable	612,410,000	(241,765,000)	312,794,000
Income taxes payable	23,158,000	(25,897,000)	9,048,000
Accrued liabilities	83,602,000	(85,708,000)	13,748,000
Turnaround expenditures	(214,431,000)	(94,692,000)	(318,415,000)
Other, net	(14,656,000)	4,998,000	(18,601,000)
Net cash provided by operating activities	406,682,000	457,931,000	1,548,611,000
Cash flows from investing activities:
Additions to properties, plants and equipment	(725,073,000)	(270,877,000)	(263,651,000)
Acquisitions, net of cash acquired	(624,332,000)	0	(662,665,000)
Investment in equity company	0	(2,438,000)	(17,886,000)
Proceeds from sale of assets	106,357,000	1,554,000	194,000
Distributions in excess of equity in earnings of equity investments	4,165,000	882,000	1,206,000
Net cash used for investing activities	(1,327,219,000)	(330,162,000)	(972,914,000)
Cash flows from financing activities:
Borrowings under credit agreements	555,500,000	258,500,000	365,500,000
Repayments under credit agreements	(629,000,000)	(310,500,000)	(323,000,000)
Proceeds from issuance of senior notes	0	748,925,000	0
Purchase of treasury stock	(7,058,000)	(7,642,000)	(533,083,000)
Dividends	(57,663,000)	(229,493,000)	(225,170,000)
Distributions to noncontrolling interest	(75,395,000)	(89,001,000)	(132,268,000)
Contribution from noncontrolling interests	23,194,000	23,899,000	3,210,000
Payments on finance leases	(3,990,000)	(2,995,000)	(1,551,000)
Deferred financing costs	(14,500,000)	(15,538,000)	0
Other, net	(2,891,000)	(429,000)	(1,893,000)
Net cash provided by (used for) financing activities	(211,803,000)	353,226,000	(848,255,000)
Effect of exchange rate on cash flow	(1,534,000)	2,161,000	2,968,000
Cash and cash equivalents:
Increase (decrease) for the period	(1,133,874,000)	483,156,000	(269,590,000)
Beginning of period	1,368,318,000	885,162,000	1,154,752,000
End of period	234,444,000	1,368,318,000	885,162,000
Cash (paid) received during the period for:
Interest	(136,429,000)	(120,257,000)	(133,809,000)
Income taxes, net	(19,760,000)
Income taxes, net		(54,256,000)	(178,967,000)
Increase (decrease) in accrued and unpaid capital expenditures	(15,319,000)	73,867,000	19,752,000
HEP
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on early extinguishment of debt		25,900,000
Cash flows from investing activities:
Additions to properties, plants and equipment	(88,336,000)	(59,283,000)	(30,112,000)
Cash flows from financing activities:
Proceeds from issuance of senior notes	0	500,000,000	0
Redemption of senior notes	$ 0	$ (522,500,000)	$ 0